Share Capital and warrants - Summary Of The Number Of Options Outstanding (Parenthetical) (Detail)	12 Months Ended
	Nov. 30, 2021 $ / shares	Nov. 30, 2021 $ / shares	Nov. 30, 2020 $ / shares	Nov. 30, 2020 $ / shares
Disclosure of classes of share capital [abstract]
Weighted average share price of options excercised on the exercise date | (per share)	$ 4.18	$ 3.36	$ 8.65	$ 6.57